CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES
Revenues from mining operations	$ 433,691	$ 347,456	$ 845,759	$ 585,039
COSTS AND EXPENSES
Production	212,754	166,573	411,321	284,800
Exploration and corporate development	17,289	12,955	34,267	20,459
Amortization of property, plant and mine development	59,235	44,003	121,164	74,506
General and administrative (note 12)	24,122	23,240	59,274	51,670
Provincial capital tax		742		155
Interest	13,989	15,309	27,997	19,813
Gain on derivative financial instruments (note 9)	(981)	(6,395)	(2,332)	(7,162)
Interest and sundry income (note 10)	224	(93)	(24)	(153)
Gain on sale of available-for-sale securities (note 7)	(420)		(4,814)	(346)
Foreign currency translation loss (gain)	2,713	(17,427)	16,778	(8,526)
Income before income, mining and federal capital taxes	104,766	108,549	182,128	149,823
Income and mining tax expense	35,941	8,189	68,039	27,131
Net income for the period	68,825	100,360	114,089	122,692
Net income per share - basic (in dollars per share)	$ 0.41	$ 0.64	$ 0.68	$ 0.78
Net income per share - diluted (in dollars per share)	$ 0.40	$ 0.63	$ 0.66	$ 0.77
Weighted average number of common shares outstanding (in thousands)
Basic (in shares)	169,029,450	156,899,468	168,948,799	156,789,221
Diluted (in shares)	172,448,127	159,920,213	172,631,790	159,584,740
Comprehensive income:
Net income for the period	68,825	100,360	114,089	122,692
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities	(3,492)	23,343	3,575	32,971
Adjustments for realized gain on available-for-sale securities due to dispositions and write-downs during the period	(420)		(4,814)	(346)
Amortization of unrecognized gain (loss) on pension liability	110	(47)	220	(94)
Tax effect of other comprehensive income items	535	12	(45)	24
Other comprehensive income (loss) for the period	(3,267)	23,308	(1,064)	32,555
Comprehensive income for the period	$ 65,558	$ 123,668	$ 113,025	$ 155,247